UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-7116

Nuveen Michigan Premium Income Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            2/28

Date of reporting period:         11/30/09

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Michigan Premium Income Municipal Fund, Inc. (NMP)
	November 30, 2009
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Staples – 2.2% (1.5% of Total Investments)
$ 2,625	Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Revenue Bonds,	6/18 at 100.00	Baa3	$ 2,382,240
	Series 2008A, 6.875%, 6/01/42
	Education and Civic Organizations – 1.9% (1.2% of Total Investments)
2,000	Michigan Higher Education Student Loan Authority, Revenue Bonds, Series 2002 XVII-G, 5.200%,	9/12 at 100.00	AA	2,005,420
	9/01/20 – AMBAC Insured (Alternative Minimum Tax)
	Health Care – 13.0% (8.7% of Total Investments)
3,500	City of Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue and Refunding Bonds,	8/19 at 100.00	A1	3,414,460
	William Beaumont Hospital Obligated Group, Series 2009W, 6.000%, 8/01/39 (WI/DD,
	Settling 12/15/09)
2,725	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Henry Ford Health System,	11/19 at 100.00	A1	2,587,224
	Refunding Series 2009, 5.750%, 11/15/39
3,050	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Oakwood Obligated Group,	4/13 at 100.00	A	2,934,802
	Series 2002A, 5.750%, 4/01/32
1,350	Michigan State Hospital FInance Authority, Hospital Revenue Bonds,MidMichigan Obligated Group,	6/19 at 100.00	AAA	1,393,740
	Series 2009A, 5.875%, 6/01/39 – AGC Insured
	Michigan State Hospital Finance Authority, Revenue Bonds, Marquette General Hospital,
	Series 2005A:
1,005	5.000%, 5/15/26	5/15 at 100.00	Baa3	867,677
200	5.000%, 5/15/34	5/15 at 100.00	Baa3	154,624
	Michigan State Hospital Finance Authority, Revenue Refunding Bonds, Detroit Medical Center
	Obligated Group, Series 1993A:
2,000	6.250%, 8/15/13	2/10 at 100.00	BB–	1,999,900
500	6.500%, 8/15/18	2/10 at 100.00	BB–	488,595
250	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont	9/18 at 100.00	A1	289,865
	Hospital, Refunding Series 2009V, 8.250%, 9/01/39
14,580	Total Health Care			14,130,887
	Housing/Multifamily – 6.6% (4.4% of Total Investments)
875	Michigan Housing Development Authority, GNMA Collateralized Limited Obligation Multifamily	4/12 at 102.00	Aaa	883,785
	Housing Revenue Bonds, Burkshire Pointe Apartments, Series 2002A, 5.400%, 10/20/32
	(Alternative Minimum Tax)
1,380	Michigan Housing Development Authority, Limited Obligation Revenue Bonds, Breton Village Green	4/10 at 100.00	AAA	1,381,642
	Project, Series 1993, 5.625%, 10/15/18 – FSA Insured
2,070	Michigan Housing Development Authority, Limited Obligation Revenue Bonds, Walled Lake Villa	4/10 at 100.00	AAA	2,073,416
	Project, Series 1993, 6.000%, 4/15/18 – FSA Insured
800	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 2006D, 5.125%,	7/15 at 100.00	AAA	808,280
	4/01/31 – FSA Insured (Alternative Minimum Tax)
25	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 2009A,	10/18 at 100.00	AA	25,732
	5.700%, 10/01/39
	Mt. Clemens Housing Corporation, Michigan, FHA-Insured Section 8 Assisted Multifamily Housing
	Revenue Refunding Bonds, Clinton Place Project, Series 1992A:
425	6.600%, 6/01/13	12/09 at 100.00	AAA	426,254
1,500	6.600%, 6/01/22	12/09 at 100.00	AAA	1,502,280
7,075	Total Housing/Multifamily			7,101,389
	Materials – 0.9% (0.6% of Total Investments)
1,050	Dickinson County Economic Development Corporation, Michigan, Pollution Control Revenue Bonds,	11/14 at 100.00	BBB	1,005,890
	International Paper Company, Series 2004A, 4.800%, 11/01/18
	Tax Obligation/General – 56.3% (37.8% of Total Investments)
1,475	Anchor Bay School District, Macomb and St. Clair Counties, Michigan, General Obligation Bonds,	11/13 at 100.00	AA–	1,563,544
	Series 2003, 5.000%, 5/01/21

2,500	Anchor Bay School District, Macomb and St. Clair Counties, Michigan, Unlimited Tax General	5/11 at 100.00	AA–	2,604,550
	Obligation Refunding Bonds, Series 2001, 5.000%, 5/01/21
1,000	Ann Arbor, Michigan, General Obligation Bonds, Court & Police Facilities Capital Improvement	5/18 at 100.00	AA+	1,032,910
	Series 2008, 5.000%, 5/01/38
100	Battle Creek School District, Calhoun County, Michigan, General Obligation Bonds, Series 2007,	5/17 at 100.00	AAA	100,119
	5.000%, 5/01/37 – FSA Insured
2,250	Caledonia Community Schools, Kent, Allegan and Barry Counties, Michigan, General Obligation	5/15 at 100.00	AA–	2,318,760
	Bonds, Series 2005, 5.000%, 5/01/26 – NPFG Insured
1,501	Caledonia Community Schools, Kent, Allegan and Barry Counties, Michigan, General Obligation	5/17 at 100.00	AA–	1,409,469
	Bonds, Tender Option Bond Trust 2008-1096, 7.914%, 5/01/32 – NPFG Insured (IF)
1,725	Charter County of Wayne, Michigan, General Obligation Limited Tax Building Improvement Bonds,	12/19 at 100.00	A	1,789,998
	Series 2009, 6.750%, 11/01/39
	Detroit City School District, Wayne County, Michigan, General Obligation Bonds, Series 2002A:
1,815	6.000%, 5/01/20 – FGIC Insured	No Opt. Call	AA–	2,015,449
750	6.000%, 5/01/21 – FGIC Insured	No Opt. Call	AA–	830,048
2,500	Detroit City School District, Wayne County, Michigan, General Obligation Bonds, Series 2003B,	5/13 at 100.00	AA	2,507,675
	5.000%, 5/01/23 – FGIC Insured
	Detroit-Wayne County Stadium Authority, Michigan, Limited Tax General Obligation Building
	Authority Stadium Bonds, Series 1997:
770	5.500%, 2/01/17 – FGIC Insured	2/10 at 100.00	A	770,909
6,990	5.250%, 2/01/27 – FGIC Insured	2/10 at 100.00	A	6,991,678
860	Grand Rapids, Michigan, General Obligation Bonds, Series 2007, 5.000%, 9/01/24 – NPFG Insured	9/17 at 100.00	AA	925,515
1,500	Hartland Consolidated School District, Livingston County, Michigan, General Obligation	5/11 at 100.00	AA–	1,509,210
	Refunding Bonds, Series 2001, 5.125%, 5/01/29
1,650	Holly Area School District, Oakland County, Michigan, General Obligation Bonds, Series 2006,	5/16 at 100.00	AA–	1,673,793
	5.125%, 5/01/32 – NPFG Insured
2,000	Howell Public Schools, Livingston County, Michigan, General Obligation Bonds, Series 2003,	11/13 at 100.00	AA–	2,110,200
	5.000%, 5/01/22
1,250	Kalamazoo Public Schools, Michigan, General Obligation Bonds, Series 2006, 5.000%, 5/01/25 –	5/16 at 100.00	AAA	1,321,350
	FSA Insured
500	Lansing School District, Ingham County, Michigan, General Obligation Bonds, Series 2004,	5/14 at 100.00	AA–	527,600
	5.000%, 5/01/22
1,000	Livonia Public Schools, Wayne County, Michigan, General Obligation Bonds, Series 2004A,	5/14 at 100.00	AA–	1,048,240
	5.000%, 5/01/21 – NPFG Insured
865	Lowell Area Schools, Counties of Ionia and Kent, Michigan, General Obligation Bonds, Series	5/17 at 100.00	AAA	866,029
	2007, 5.000%, 5/01/37 – FSA Insured
425	Marshall Public Schools, Calhoun County, Michigan, General Obligation Bonds, Series 2007,	5/17 at 100.00	AA–	432,892
	5.000%, 5/01/30 – SYNCORA GTY Insured
1,000	Michigan Municipal Bond Authority, General Obligation Bonds, Detroit City School District,	6/15 at 100.00	AAA	1,084,330
	Series 2005, 5.000%, 6/01/18 – FSA Insured
	Michigan, General Obligation Bonds, Environmental Protection Program, Series 2003A:
1,000	5.250%, 5/01/20	5/13 at 100.00	AA–	1,047,920
2,000	5.250%, 5/01/21	5/13 at 100.00	AA–	2,084,540
800	Michigan, General Obligation Bonds, Environmental Protection Program, Series 2009A,	5/19 at 100.00	AA–	863,392
	5.500%, 11/01/25
1,450	Oakland Intermediate School District, Oakland County, Michigan, General Obligation Bonds,	5/17 at 100.00	AAA	1,476,013
	Series 2007, 5.000%, 5/01/36 – FSA Insured
3,500	Ottawa County, Michigan, Water Supply System, General Obligation Bonds, Series 2007,	8/17 at 100.00	Aa1	3,637,550
	5.000%, 8/01/30 – NPFG Insured (UB)
1,100	Oxford Area Community Schools, Oakland and Lapeer Counties, Michigan, General Obligation	5/14 at 100.00	AAA	1,144,891
	Bonds, Series 2004, 5.000%, 5/01/25 – FSA Insured
805	Parchment School District, Kalamazoo County, Michigan, General Obligation Bonds, Tender Option	5/17 at 100.00	AAA	713,866
	Bond Trust 2836, 11.046%, 5/01/36 – FSA Insured (IF)
1,000	Rockford Public Schools, Kent County, Michigan, General Obligation Bonds, Series 2005, 5.000%,	5/15 at 100.00	AAA	1,032,510
	5/01/27 – FSA Insured
1,000	Rockford Public Schools, Kent County, Michigan, General Obligation Bonds, Series 2008, 5.000%,	5/18 at 100.00	AAA	1,008,160
	5/01/33 – FSA Insured
125	South Haven, Van Buren County, Michigan, General Obligation Bonds, Capital Improvement Series	12/19 at 100.00	AAA	127,500
	2009, 5.125%, 12/01/33 – AGC Insured
1,100	Thornapple Kellogg School District, Barry County, Michigan, General Obligation Bonds, Series	5/17 at 100.00	AA–	1,109,449
	2007, 5.000%, 5/01/32 – NPFG Insured

1,500	Trenton Public Schools District, Michigan, General Obligation Bonds, Series 2008, 5.000%,	5/18 at 100.00	AAA	1,508,130
	5/01/34 – FSA Insured
1,350	Van Dyke Public Schools, Macomb County, Michigan, General Obligation Bonds, School Building	5/18 at 100.00	AAA	1,349,946
	and Site, Series 2008, 5.000%, 5/01/38 – FSA Insured
2,830	Warren Consolidated School District, Macomb and Oakland Counties, Michigan, General Obligation	5/13 at 100.00	AA–	2,957,548
	Refunding Bonds, Series 2003, 5.250%, 5/01/20
	Wayne County, Michigan, Limited Tax General Obligation Airport Hotel Revenue Bonds, Detroit
	Metropolitan Wayne County Airport, Series 2001A:
1,500	5.500%, 12/01/18 – NPFG Insured	12/11 at 101.00	A	1,535,475
4,435	5.000%, 12/01/30 – NPFG Insured	12/11 at 101.00	A	4,017,356
59,921	Total Tax Obligation/General			61,048,514
	Tax Obligation/Limited – 20.8% (14.0% of Total Investments)
2,880	Michigan Building Authority, Revenue Bonds, Series 2006IA, 5.000%, 10/15/36 – FGIC Insured	10/16 at 100.00	A+	2,768,746
	Michigan State Building Authority, Revenue Bonds, Facilities Program, Series 2001I:
2,420	5.500%, 10/15/19	10/11 at 100.00	A+	2,544,727
6,205	5.000%, 10/15/24	10/11 at 100.00	A+	6,304,528
1,600	Michigan State Building Authority, Revenue Bonds, Facilities Program, Series 2005II, 5.000%,	10/15 at 100.00	A+	1,608,800
	10/15/30 – AMBAC Insured
	Michigan State Building Authority, Revenue Refunding Bonds, Facilities Program, Series 2003II:
5,000	5.000%, 10/15/22 – NPFG Insured	10/13 at 100.00	A+	5,061,150
2,480	5.000%, 10/15/23 – NPFG Insured	10/13 at 100.00	A+	2,503,312
1,500	Michigan, Comprehensive Transportation Revenue Refunding Bonds, Series 2001A, 5.000%,	11/11 at 100.00	AAA	1,586,580
	11/01/19 – FSA Insured
250	Virgin Islands Public Finance Authority Revenue and Refunding Bonds, Virgin Islands, Matching	10/19 at 100.00	BBB	225,020
	Fund Loan Notes, Series 2009A-1, Senior Lien, 5.000%, 10/01/39
22,335	Total Tax Obligation/Limited			22,602,863
	Transportation – 0.2% (0.1% of Total Investments)
230	Kent County, Michigan, Airport Revenue Bonds, Gerald R. Ford International Airport, Series	1/17 at 100.00	AAA	235,361
	2007, 5.000%, 1/01/32
	U.S. Guaranteed – 14.4% (9.7% of Total Investments) (4)
915	Detroit, Michigan, Second Lien Sewerage Disposal System Revenue Bonds, Series 2005A, 5.000%,	7/15 at 100.00	A (4)	1,068,080
	7/01/30 (Pre-refunded 7/01/15) – MBIA Insured
1,385	Detroit, Michigan, Senior Lien Water Supply System Revenue Bonds, Series 2001A, 5.250%,	7/11 at 100.00	A+ (4)	1,473,418
	7/01/33 (Pre-refunded 7/01/11) – FGIC Insured
2,000	Detroit, Michigan, Sewerage Disposal System Revenue Bonds, Series 1999A, 5.875%, 7/01/27	1/10 at 101.00	Aaa	2,029,480
	(Pre-refunded 1/01/10) – FGIC Insured
500	Lansing School District, Ingham County, Michigan, General Obligation Bonds, Series 2004,	5/14 at 100.00	AA– (4)	577,920
	5.000%, 5/01/22 (Pre-refunded 5/01/14)
75	Michigan South Central Power Agency, Power Supply System Revenue Bonds, Series 2000, 6.000%,	No Opt. Call	A3 (4)	80,371
	5/01/12 (ETM)
1,500	Michigan State Building Authority, Revenue Bonds, Facilities Program, Series 2000I, 5.375%,	10/10 at 100.00	A+ (4)	1,566,690
	10/15/20 (Pre-refunded 10/15/10)
	Michigan State Building Authority, Revenue Bonds, Facilities Program, Series 2001I:
150	5.500%, 10/15/19 (Pre-refunded 10/15/11)	10/11 at 100.00	A+ (4)	163,683
295	5.000%, 10/15/24 (Pre-refunded 10/15/11)	10/11 at 100.00	A+ (4)	319,163
1,500	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Henry Ford Health	3/13 at 100.00	A1 (4)	1,719,540
	System, Series 2003A, 5.625%, 3/01/17 (Pre-refunded 3/01/13)
500	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Sparrow Obligated	11/11 at 101.00	A+ (4)	553,315
	Group, Series 2001, 5.625%, 11/15/31 (Pre-refunded 11/15/11)
2,465	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, St. John’s	5/10 at 100.00	N/R (4)	2,606,072
	Hospital, Series 1993A, 6.000%, 5/15/13 – AMBAC Insured (ETM)
	Michigan State Hospital Finance Authority, Revenue Bonds, Chelsea Community Hospital, Series 2005:
425	5.000%, 5/15/25 (Pre-refunded 5/15/15)	5/15 at 100.00	AAA	496,625
150	5.000%, 5/15/30 (Pre-refunded 5/15/15)	5/15 at 100.00	AAA	175,280
1,000	Otsego Public Schools District, Allegan and Kalamazoo Counties, Michigan, General Obligation	5/14 at 100.00	AAA	1,155,840
	Bonds, Series 2004, 5.000%, 5/01/25 (Pre-refunded 5/01/14) – FSA Insured
1,425	Walled Lake Consolidated School District, Oakland County, Michigan, General Obligation Bonds,	5/14 at 100.00	AA– (4)	1,662,305
	Series 2004, 5.250%, 5/01/20 (Pre-refunded 5/01/14) – MBIA Insured
14,285	Total U.S. Guaranteed			15,647,782

	Utilities – 15.3% (10.3% of Total Investments)
	Lansing Board of Water and Light, Michigan, Steam and Electric Utility System Revenue Bonds,
	Series 2008A:
125	5.000%, 7/01/28	7/18 at 100.00	AA–	130,948
2,500	5.000%, 7/01/32	7/18 at 100.00	AA–	2,552,375
1,000	Michigan Public Power Agency, Revenue Bonds, Combustion Turbine 1 Project, Series 2001A,	1/12 at 100.00	A2	1,031,010
	5.250%, 1/01/27 – AMBAC Insured
925	Michigan South Central Power Agency, Power Supply System Revenue Bonds, Series 2000,	No Opt. Call	A3	988,150
	6.000%,5/01/12
1,000	Michigan Strategic Fund, Collateralized Limited Obligation Pollution Control Revenue Refunding	3/10 at 102.00	A	991,620
	Bonds, Detroit Edison Company, Series 1999A, 5.550%, 9/01/29 – NPFG Insured
	(Alternative Minimum Tax)
5,000	Michigan Strategic Fund, Collateralized Limited Obligation Pollution Control Revenue Refunding	9/11 at 100.00	A2	5,015,250
	Bonds, Detroit Edison Company, Series 2001C, 5.450%, 9/01/29
3,000	Michigan Strategic Fund, Limited Obligation Pollution Control Revenue Refunding Bonds, Detroit	No Opt. Call	Baa1	3,076,350
	Edison Company, Series 1995CC, 4.850%, 9/01/30 (Mandatory put 9/01/11) – AMBAC Insured
3,000	Michigan Strategic Fund, Limited Obligation Revenue Refunding Bonds, Detroit Edison Company,	12/12 at 100.00	Baa1	2,805,960
	Series 2002C, 5.450%, 12/15/32 – SYNCORA GTY Insured (Alternative Minimum Tax)
16,550	Total Utilities			16,591,663
	Water and Sewer – 17.4% (11.7% of Total Investments)
3,500	Detroit Water Supply System, Michigan, Water Supply System Revenue Bonds, Series 2006A,	7/16 at 100.00	AAA	3,436,685
	5.000%, 7/01/34 – FSA Insured
1,085	Detroit, Michigan, Second Lien Sewerage Disposal System Revenue Bonds, Series 2005A, 5.000%,	7/15 at 100.00	A	1,027,549
	7/01/30 – NPFG Insured
1,500	Detroit, Michigan, Senior Lien Sewerage Disposal System Revenue Bonds, Series 2001B, 5.500%,	No Opt. Call	A	1,479,225
	7/01/29 – FGIC Insured
1,120	Detroit, Michigan, Senior Lien Sewerage Disposal System Revenue Bonds, Series 2003A, 5.000%,	7/13 at 100.00	AAA	1,147,630
	7/01/17 – FSA Insured
1,330	Grand Rapids, Michigan, Sanitary Sewer System Revenue Bonds, Series 2005, 5.000%, 1/01/30 –	7/15 at 100.00	AA+	1,366,442
	NPFG Insured
	Grand Rapids, Michigan, Sanitary Sewer System Revenue Bonds, Series 2008:
100	5.000%, 1/01/27	No Opt. Call	AA+	106,279
450	5.000%, 1/01/38	1/18 at 100.00	AA+	457,461
425	Grand Rapids, Michigan, Water Supply System Revenue Bonds, Series 2009, 5.100%, 1/01/39 –	1/19 at 100.00	AAA	435,540
	AGC Insured
1,000	Michigan Municipal Bond Authority, Water Revolving Fund Revenue Bonds, Series 2007,	10/17 at 100.00	AAA	1,080,970
	5.000%, 10/01/24
8,245	North Kent Sewer Authority, Michigan, Sewer Revenue Bonds, Series 2006, 5.000%, 11/01/31 –	11/16 at 100.00	A+	8,297,353
	NPFG Insured
18,755	Total Water and Sewer			18,835,134
$ 159,406	Total Investments (cost $159,300,963) – 149.0%			161,587,143
	Floating Rate Obligations – (2.1)%			(2,330,000)
	Other Assets Less Liabilities – 2.6%			2,896,401
	Preferred Shares, at Liquidation Value – (49.5)% (5)			(53,700,000)
	Net Assets Applicable to Common Shares – 100%			$ 108,453,544

Fair Value Measurements

In determining the value of the Fund's investments various inputs are used. These inputs are summarized in the three broad levels listed below:

  Level 1 – Quoted prices in active markets for identical securities.

  Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

  Level 3 – Significant unobservable inputs (including management's assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of November 30, 2009:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$ —	$161,587,143	$ —	$161,587,143

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At November 30, 2009, the cost of investments was $156,950,725.

Gross unrealized appreciation and gross unrealized depreciation of investments at November 30, 2009, were as follows:

Gross unrealized:
Appreciation	$ 4,188,130
Depreciation	(1,881,319)
Net unrealized appreciation (depreciation) of investments	$ 2,306,811

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor's Group ("Standard & Poor's") or Moody's Investor Service,
Inc. ("Moody's") rating. Ratings below BBB by Standard & Poor's or Baa by Moody's are considered to be below investment grade.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Preferred Shares, at Liquidation Value as a percentage of Total Investments is 33.2%.
N/R	Not rated.
WI/DD	Purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Michigan Premium Income Municipal Fund, Inc.

By (Signature and Title)      /s/ Kevin J. McCarthy
                                                Kevin J. McCarthy
                                                Vice President and Secretary

Date         January 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                               Gifford R. Zimmerman
                                               Chief Administrative Officer (principal executive officer)

Date         January 29, 2010

By (Signature and Title)     /s/ Stephen D. Foy
                                               Stephen D. Foy
                                               Vice President and Controller (principal financial officer)

Date        January 29, 2010